EARNINGS (LOSS) PER SHARE - Earnings (Loss) per Share Computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net earnings (loss) from continuing operations attributable to equity holders	$ (254.4)	$ 38.5
Net earnings from discontinued operations attributable to equity holders	0.0	4.1
Net earnings (loss) attributable to equity holders	$ (254.4)	$ 42.6
Denominator
Weighted average number of common shares (basic)	476.5	472.6
Basic earnings (loss) from continuing operations attributable to equity holders of IAMGOLD per share (in dollars per share)	$ (0.53)	$ 0.08
Basic earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share (in dollars per share)	0	0.01
Basic earnings (loss) per share (in dollars per share)	$ (0.53)	$ 0.09